J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Intrepid Japan Fund
(All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated May 20, 2010 to the Prospectus
dated February 28, 2010, as supplemented

NOTICE OF LIQUIDATION OF THE JPMORGAN INTREPID JAPAN FUND. On May 19, 2010, the Board of Trustees (the “Board”) of the JPMorgan Intrepid Japan Fund (the “Fund”) approved the liquidation and dissolution of the Fund on or about June 25, 2010 (the “Liquidation Date”). Except as noted below with regard to individual retirement accounts (“IRA”), on the Liquidation Date, the Fund shall distribute pro rata to its shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Fund deem appropriate, subject to ratification by the Board. As of the Liquidation Date, all references to the Fund in the Prospectus are hereby deleted. If you have a direct IRA account, your shares will be exchanged for the corresponding class of shares of the JPMorgan Liquid Assets Money Market Fund as specified below unless you provide alternative direction prior to the Liquidation Date. For all other IRA accounts, the proceeds will be invested based upon guidelines of the plan administrator.

Share Class of JPMorgan Intrepid Japan Fund	Share Class of JPMorgan Liquid Assets Money Market Fund
Class A Shares	Morgan Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Select Class Shares	Morgan Shares

EFFECTIVE JUNE 1, 2010, PURCHASES OF FUND SHARES WILL NO LONGER BE ACCEPTED.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE

SUP-IJAPAN-510

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Intrepid Japan Fund
(All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated May 20, 2010 to the Statement of Additional Information
dated February 28, 2010, as supplemented

NOTICE OF LIQUIDATION OF THE JPMORGAN INTREPID JAPAN FUND. On May 19, 2010, the Board of Trustees (the “Board”) of the JPMorgan Intrepid Japan Fund (the “Fund”) approved the liquidation and dissolution of the Fund on or about June 25, 2010 (the “Liquidation Date”). Except as noted below with regard to individual retirement accounts (“IRA”), on the Liquidation Date, the Fund shall distribute pro rata to its shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Fund deem appropriate, subject to ratification by the Board. As of the Liquidation Date, all references to the Fund in the Statement of Additional Information are hereby deleted. If you have a direct IRA account, your shares will be exchanged for the corresponding class of shares of the JPMorgan Liquid Assets Money Market Fund as specified below unless you provide alternative direction prior to the Liquidation Date. For all other IRA accounts, the proceeds will be invested based upon guidelines of the plan administrator.

Share Class of JPMorgan Intrepid Japan Fund	Share Class of JPMorgan Liquid Assets Money Market Fund
Class A Shares	Morgan Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Select Class Shares	Morgan Shares

EFFECTIVE JUNE 1, 2010, PURCHASES OF FUND SHARES WILL NO LONGER BE ACCEPTED.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-IJAPAN-510